Statement of Financial Position of Aegon Ltd. (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022		Dec. 31, 2021	Dec. 31, 2020
Receivables
Cash and cash equivalents	€ 4,074	€ 3,402	[1]	€ 6,861	[1]	€ 6,889
Assets	301,581	380,711	[1]	459,560	[1]
Shareholders' equity
Share capital	265	319
Group equity	9,554	10,935	[1],[2]	13,577	[1]	26,372	€ 24,661
Other equity instruments	1,951	1,943	[1]	2,363	[1]
Deferred tax liability	57	30	[1]	8	[1]
Other current liabilities	8,210	10,069
Total liabilities	292,026	369,777	[1]	445,983	[1]
Total equity and liabilities	301,581	380,711	[1]	459,560	[1]
Aegon Ltd. [member]
Non-current assets
Shares in group companies	8,536	10,338	[3]	13,247	[3]	13,247
Loans to group companies	780	1,435	[3]	1,829	[3]	1,829
Other non-current assets	0	109	[3]	138	[3]
Financial fixed assets	9,316	11,882	[3]	15,214	[3]
Receivables
Receivables from group companies	138	31	[3]	35	[3]
Other receivables	77	236	[3]	181	[3]
Other current assets	48	123	[3]	90	[3]
Accrued interest and rent	18	9	[3]	6	[3]
Receivables	281	398	[3]	312	[3]
Cash and cash equivalents	2,304	1,619	[3]	1,204	[3]
Assets	11,900	13,899	[3]	16,729	[3]
Shareholders' equity
Share capital	265	319	[3]	321	[3]
Paid-in surplus	6,853	6,853	[3]	7,033	[3]
Revaluation account	(3,760)	(4,551)	[3]	(2,568)	[3]
Legal reserves – foreign currency translation reserve	474	736	[3]	258	[3]
Legal reserves in respect of group companies	1,134	2,821	[3]	2,316	[3]
Retained earnings, including treasury shares	3,693	4,771	[3]	3,877	[3]
Remeasurement of defined benefit plans of group companies	(1,006)	(1,565)	[3]	(2,199)	[3]
Net result	(179)	(569)	[3]	1,980	[3]
Group equity	7,475	8,815	[3]	11,018	[3]	€ 11,018
Other equity instruments	1,951	1,943	[3]	2,363	[3]
Total equity	9,426	10,758	[3]	13,381	[3]
Deferred tax liability	3
Subordinated borrowings	1,418	1,442	[3]	1,396	[3]
Long-term borrowings	745	1,226	[3]	1,266	[3]
Non-current liabilities	2,163	2,669	[3]	2,662	[3]
Loans from group companies	4	13	[3]	7	[3]
Payables to group companies	73	147	[3]	422	[3]
Other current liabilities	202	282	[3]	227	[3]
Accruals and deferred income	30	31	[3]	31	[3]
Current liabilities	309	472	[3]	686	[3]
Total liabilities	2,475	3,141	[3]	3,349	[3]
Total equity and liabilities	€ 11,900	€ 13,899	[3]	€ 16,729	[3]

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Opening balance as per January 1, 2023 has been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[3]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 to the financial statements includes further details on the changes in accounting policies.